Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Schedule Of Reconciliation Of Income Taxes
	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income taxes	19,854	(128,072)	(30,344)
Computed expected income tax expense	4,963	(32,018)	(7,586)
Tax effect of non-deductible expenses	13,817	33,058	7,573
Tax effect of tax-exempt entities	804	604	(1,503)
Tax effect of non-taxable income	(19,584)	(1,644)	1,516
Income tax expense	-	-	-